AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 3
                                  ANNUAL REPORT

                                DECEMBER 31, 2001

   This report is not to be construed as an offering for sale of any Variable
      Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

Annual Report of American Life Separate Account No. 3:

   Statement of Assets and Liabilities ....................................    2

   Statement of Operations ................................................    4

   Statements of Changes in Net Assets ....................................    6

   Financial Highlights ...................................................    9

   Notes to Financial Statements ..........................................   14

   Report of Independent Public Accountants ...............................   17

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001

                                                                                    Investment Company
                                                        ---------------------------------------------------------------------------
                                                         Money             All            Equity          Mid-Cap
                                                         Market          America          Index         Equity Index         Bond
                                                          Fund            Fund             Fund             Fund             Fund
                                                        --------        --------         --------       ------------       --------
ASSETS:
Investments in Mutual of America Investment
  Corporation at market value
  (Cost:
  Money Market Fund -- $873 All
  America Fund -- $30,948
  Equity Index Fund -- $42,446
  Mid-Cap Equity Index Fund -- $5
  Bond Fund -- $1,928)
  (Notes 1 and 2) ..............................        $    829        $ 22,808         $ 34,784         $      4         $  1,691
Due From (To) General Account ..................              --            (197)            (224)              (3)             (54)
                                                        --------        --------         --------         --------         --------
NET ASSETS .....................................        $    829        $ 22,611         $ 34,560         $      1         $  1,637
                                                        ========        ========         ========         ========         ========
UNIT VALUE AT DECEMBER 31, 2001 ................        $   2.28        $   7.74         $   2.67         $   1.25         $   3.57
                                                        ========        ========         ========         ========         ========
NUMBER OF UNITS OUTSTANDING AT
  DECEMBER 31, 2001 ............................             363           2,921           12,924                1              459
                                                        ========        ========         ========         ========         ========

                                                                                               Investment Company
                                                                            --------------------------------------------------------
                                                                                                                          Aggressive
                                                                            Short-Term     Mid-Term        Composite        Equity
                                                                            Bond Fund      Bond Fund         Fund            Fund
                                                                            ----------     ---------       ---------      ----------
ASSETS:
Investments in Mutual of America Investment Corporation
  at market value
  (Cost:
  Short-Term Bond Fund -- $147
  Mid-Term Bond Fund -- $89
  Composite Fund -- $25,276
  Aggressive Equity Fund -- $38,616)
  (Notes 1 and 2) ....................................................       $    144       $     87        $ 19,604       $ 34,110
Due From (To) General Account ........................................              2             (1)              7           (138)
                                                                             --------       --------        --------       --------
NET ASSETS ...........................................................       $    146       $     86        $ 19,611       $ 33,972
                                                                             ========       ========        ========       ========
UNIT VALUE AT DECEMBER 31, 2001 ......................................       $   1.46       $   1.51        $   4.87       $   2.47
                                                                             ========       ========        ========       ========
NUMBER OF UNITS OUTSTANDING AT
  DECEMBER 31, 2001 ..................................................            100             57           4,027         13,741
                                                                             ========       ========        ========       ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001

                                                                                                                          American
                                                                                         Scudder                           Century
                                                                    ----------------------------------------------      ------------
                                                                                      Capital                            VP Capital
                                                                      Bond             Growth        International      Appreciation
                                                                      Fund              Fund              Fund              Fund
                                                                    --------          --------       -------------      ------------
ASSETS:
Investments in Scudder Portfolios and
  American Century VP Capital Appreciation
  Fund at Market Value (Cost:
  Scudder Bond Fund-- $1,328
  Scudder Capital Growth Fund-- $69,007
  Scudder International Fund-- $12,918
  American Century VP Capital
    Appreciation Fund-- $20,838)
  (Notes 1 and 2) ........................................          $    940          $ 48,431          $  6,726          $ 14,324
Due From (To) General Account ............................                24                77              (110)              (56)
                                                                    --------          --------          --------          --------
NET ASSETS: ..............................................          $    964          $ 48,508          $  6,616          $ 14,268
                                                                    ========          ========          ========          ========
UNIT VALUE AT DECEMBER 31, 2001 ..........................          $  14.60          $  34.34          $  13.72          $  13.44
                                                                    ========          ========          ========          ========
NUMBER OF UNITS OUTSTANDING AT
  DECEMBER 31, 2001 ......................................                66             1,413               482             1,062
                                                                    ========          ========          ========          ========

                                                                    Calvert                             Fidelity
                                                                    --------       -------------------------------------------------
                                                                     Social             VIP              VIP II           VIP II
                                                                    Balanced       Equity-Income         Contra        Asset Manager
                                                                      Fund              Fund              Fund              Fund
                                                                    --------       -------------        --------       -------------
ASSETS:
Investments in Calvert Social Balanced
  Portfolio and Fidelity Portfolios at
  market value (Cost:
  Calvert Social Balanced Fund -- $12,119
  VIP Equity-Income Fund -- $41,035
  VIP II Contra Fund -- $22,567
  VIP II Asset Manager Fund -- $20,307)
  (Notes 1 and 2) ........................................          $  9,354          $ 30,174          $ 18,649          $ 15,176
Due From (To) General Account ............................               266              (280)              (24)              248
                                                                    --------          --------          --------          --------
NET ASSETS: ..............................................          $  9,620          $ 29,894          $ 18,625          $ 15,424
                                                                    ========          ========          ========          ========
UNIT VALUE AT DECEMBER 31, 2001 ..........................          $   2.98          $  32.63          $  25.88          $  23.91
                                                                    ========          ========          ========          ========
NUMBER OF UNITS OUTSTANDING AT
  DECEMBER 31, 2001 ......................................             3,228               916               720               645
                                                                    ========          ========          ========          ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2001

                                                                                           Investment Company
                                                                      --------------------------------------------------------------
                                                                                                                          Mid-Cap
                                                                      Money Market     All America     Equity Index     Equity Index
                                                                         Fund             Fund             Fund             Fund
                                                                      ------------     -----------     -------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend income .............................................        $    43          $    93          $ 1,151          $     1
                                                                        -------          -------          -------          -------
Expenses (Note 3):
   Fees and administrative expenses ............................             45              487              517                4
                                                                        -------          -------          -------          -------
NET INVESTMENT INCOME (LOSS) ...................................             (2)            (394)             634               (3)
                                                                        -------          -------          -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....................             (4)          (8,115)          (1,442)             (15)
   Net unrealized appreciation (depreciation)
     of investments ............................................            (27)             771           (4,689)              (3)
                                                                        -------          -------          -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................................            (31)          (7,344)          (6,131)             (18)
                                                                        -------          -------          -------          -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................................        $   (33)         $(7,738)         $(5,497)         $   (21)
                                                                        =======          =======          =======          =======

                                                                                          Investment Company
                                                                 -------------------------------------------------------------------
                                                                                                                          Aggressive
                                                                  Bond         Short-Term    Mid-Term      Composite        Equity
                                                                  Fund         Bond Fund     Bond Fund       Fund            Fund
                                                                 -------       ----------    ---------     ---------      ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend income .......................................       $   150        $     7       $     3        $   807        $   153
                                                                 -------        -------       -------        -------        -------
Expenses (Note 3):
   Fees and administrative expenses ......................            98              1             1            519            382
                                                                 -------        -------       -------        -------        -------
NET INVESTMENT INCOME (LOSS) .............................            52              6             2            288           (229)
                                                                 -------        -------       -------        -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...............           (79)            --            (8)        (1,828)        (1,349)
   Net unrealized appreciation (depreciation)
     of investments ......................................          (102)            --             2         (1,991)        (3,842)
                                                                 -------        -------       -------        -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ........................................          (181)            --            (6)        (3,819)        (5,191)
                                                                 -------        -------       -------        -------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............................       $  (129)       $     6       $    (4)       $(3,531)       $(5,420)
                                                                 =======        =======       =======        =======        =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2001

                                                                                                                        American
                                                                                         Scudder                         Century
                                                                      --------------------------------------------     ------------
                                                                                        Capital                         VP Capital
                                                                        Bond            Growth       International     Appreciation
                                                                        Fund             Fund             Fund             Fund
                                                                      --------         --------      -------------     ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend income .............................................      $     35         $  6,860         $  1,532         $  5,085
                                                                      --------         --------         --------         --------
Expenses (Note 3):
   Fees and administrative expenses ............................           (11)             513               68              126
                                                                      --------         --------         --------         --------
NET INVESTMENT INCOME (LOSS) ...................................            46            6,347            1,464            4,959
                                                                      --------         --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....................            --           (2,322)          (2,191)             544
   Net unrealized appreciation (depreciation)
     of investments ............................................            16          (16,762)          (2,554)         (10,820)
                                                                      --------         --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................................            16          (19,084)          (4,745)         (10,276)
                                                                      --------         --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................................      $     62         $(12,737)        $ (3,281)        $ (5,317)
                                                                      ========         ========         ========         ========

                                                                       Calvert                          Fidelity
                                                                      --------       -----------------------------------------------
                                                                       Social           VIP II           VIP II           VIP II
                                                                      Balanced       Equity-Income       Contra        Asset Manager
                                                                        Fund             Fund             Fund             Fund
                                                                      --------       -------------      --------       -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend income .............................................      $    525         $  2,851         $  1,505         $  6,508
                                                                      --------         --------         --------         --------
Expenses (Note 3):
   Fees and administrative expenses ............................           136              689              300              522
                                                                      --------         --------         --------         --------
NET INVESTMENT INCOME (LOSS) ...................................           389            2,162            1,205            5,986
                                                                      --------         --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....................        (1,307)          (5,418)          (4,479)         (34,703)
   Net unrealized appreciation (depreciation)
     of investments ............................................           (85)             452           (1,588)          22,211
                                                                      --------         --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................................        (1,392)          (4,966)          (6,067)         (12,492)
                                                                      --------         --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................................      $ (1,003)        $ (2,804)        $ (4,862)        $ (6,506)
                                                                      ========         ========         ========         ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For The Years Ended December 31,

                                                                               Investment Company
                                             --------------------------------------------------------------------------------------
                                                  Money Market Fund             All America Fund             Equity Index Fund
                                             --------------------------    --------------------------    --------------------------
                                                2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $        (2)   $      (163)   $      (394)   $     9,261    $       634    $       226
   Net realized gain (loss) on
     investments .........................            (4)           190         (8,115)       270,329         (1,442)       133,918
   Net unrealized appreciation
     (depreciation) of investments .......           (27)           243            771       (204,103)        (4,689)      (143,143)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
    resulting from operations ............           (33)           270         (7,738)        75,487         (5,497)        (8,999)
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 4):
   Contributions .........................           315          4,019          6,332        102,149          9,535         90,051
   Withdrawals ...........................            --            (80)        (6,687)       (28,008)        (8,783)       (25,969)
   Net Transfers .........................          (462)       (13,943)       (28,918)    (1,302,783)       (13,041)      (704,027)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................          (147)       (10,004)       (29,273)    (1,228,642)       (12,289)      (639,945)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................          (180)        (9,734)       (37,011)    (1,153,155)       (17,786)      (648,944)
NET ASSETS:
Beginning of  Year .......................         1,009         10,743         59,622      1,212,777         52,346        701,290
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Year ..............................   $       829    $     1,009    $    22,611    $    59,622    $    34,560    $    52,346
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                               Investment Company
                                             --------------------------------------------------------------------------------------
                                                       Mid-Cap                                                    Short-Term
                                                 Equity Index Fund                  Bond Fund                     Bond Fund
                                             --------------------------    --------------------------    --------------------------
                                                2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $        (3)   $     2,116    $        52    $      (285)   $         6    $       (23)
   Net realized gain (loss) on
     investments .........................           (15)        10,774            (79)        (2,516)            --              6
   Net unrealized appreciation
     (depreciation) of investments .......            (3)          (578)          (102)         3,741             --            177
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............           (21)        12,312           (129)           940              6            160
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 4):
   Contributions .........................           104          2,113            704          7,067             61            454
   Withdrawals ...........................        (2,485)            --             (2)          (917)            --         (8,190)
   Net Transfers .........................            (2)       (22,560)        (1,539)       (40,642)           (22)         4,342
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................        (2,383)       (20,447)          (837)       (34,492)            39         (3,394)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................        (2,404)        (8,135)          (966)       (33,552)            45         (3,234)
NET ASSETS:
Beginning of  Year .......................         2,405         10,540          2,603         36,155            101          3,335
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of  Year .............................   $         1    $     2,405    $     1,637    $     2,603    $       146    $       101
                                             ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For The Years Ended December 31,

                                                                               Investment Company
                                             --------------------------------------------------------------------------------------
                                                      Mid-Term                                                   Aggressive
                                                      Bond Fund                  Composite Fund                  Equity Fund
                                             --------------------------    --------------------------    --------------------------
                                                2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $         2    $       (45)   $       288    $       295    $      (229)   $     6,376
   Net realized gain (loss) on
     investments .........................            (8)          (152)        (1,828)        32,066         (1,349)       145,938
   Net unrealized appreciation
      (depreciation) of investments ......             2            257         (1,991)       (23,640)        (3,842)      (131,395)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............            (4)            60         (3,531)         8,721         (5,420)        20,919
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 4):
   Contributions .........................           338          1,290          3,842         56,130          4,981         46,673
   Withdrawals ...........................            --             --         (2,575)        (9,769)        (4,370)       (22,351)
   Net Transfers .........................          (321)        (5,144)        (6,171)      (491,948)       (16,466)      (487,443)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................            17         (3,854)        (4,904)      (445,587)       (15,855)      (463,121)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................            13         (3,794)        (8,435)      (436,866)       (21,275)      (442,202)
NET ASSETS:
Beginning of  Year .......................            73          3,867         28,046        464,912         55,247        497,449
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of  Year .............................   $        86    $        73    $    19,611    $    28,046    $    33,972    $    55,247
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    Scudder
                                             --------------------------------------------------------------------------------------
                                                      Bond Fund                Capital Growth Fund           International Fund
                                             --------------------------    --------------------------    --------------------------
                                                2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $        46    $       311    $     6,347    $   122,234    $     1,464    $    27,194
   Net realized gain (loss) on
     investments .........................            --         (5,158)        (2,322)        36,903         (2,191)       (59,275)
   Net unrealized appreciation
     (depreciation) of investments .......            16          5,190        (16,762)      (186,826)        (2,554)        (9,891)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............            62            343        (12,737)       (27,689)        (3,281)       (41,972)
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 4):
   Contributions .........................           253          1,572          7,732         82,400          2,060         18,464
   Withdrawals ...........................           (21)          (135)        (3,933)       (13,055)        (1,108)       (10,556)
   Net Transfers .........................          (167)        (8,879)        (8,453)      (978,204)        (5,537)      (256,949)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................            65         (7,442)        (4,654)      (908,859)        (4,585)      (249,041)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................           127         (7,099)       (17,391)      (936,548)        (7,866)      (291,013)
NET ASSETS:
Beginning of  Year .......................           837          7,936         65,899      1,002,447         14,482        305,495
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of  Year .............................   $       964    $       837    $    48,508    $    65,899    $     6,616    $    14,482
                                             ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For The Years Ended December 31,

                                                                            American Century                      Calvert
                                                                      ----------------------------       --------------------------
                                                                      VP Capital Appreciation Fund          Social Balanced Fund
                                                                      ----------------------------       --------------------------
                                                                         2001             2000             2001             2000
                                                                      ----------       -----------       ---------        ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .......................................       $   4,959        $   4,027        $     389        $     130
   Net realized gain (loss) on investments .....................             544           55,803           (1,307)          (7,582)
   Net unrealized appreciation (depreciation)
      of investments ...........................................         (10,820)         (43,977)             (85)           5,963
                                                                       ---------        ---------        ---------        ---------
Net Increase (Decrease) in net assets resulting
   from operations .............................................          (5,317)          15,853           (1,003)          (1,489)
                                                                       ---------        ---------        ---------        ---------
From Unit Transactions (Note 4):
   Contributions ...............................................           3,749            9,426            2,662           12,895
   Withdrawals .................................................          (1,185)         (13,317)          (3,315)         (12,405)
   Net Transfers ...............................................          (8,145)        (144,449)          (3,701)         (53,406)
                                                                       ---------        ---------        ---------        ---------
Net Increase (Decrease) from unit transactions .................          (5,581)        (148,340)          (4,354)         (52,916)
                                                                       ---------        ---------        ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS ..........................         (10,898)        (132,487)          (5,357)         (54,405)
NET ASSETS:
Beginning of  Year .............................................          25,164          157,651           14,977           69,382
                                                                       ---------        ---------        ---------        ---------
End of  Year ...................................................       $  14,266        $  25,164        $   9,620        $  14,977
                                                                       =========        =========        =========        =========

                                                                                   Fidelity
                                             --------------------------------------------------------------------------------------
                                               VIP Equity-Income Fund           VIPII Contra Fund          VIP Asset Manager Fund
                                             --------------------------    --------------------------    --------------------------
                                                2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $     2,162    $    16,009    $     1,205    $    70,276    $     5,986    $    19,515
   Net realized gain (loss) on
     investments .........................        (5,418)       (87,948)        (4,479)        (4,059)       (34,703)       (19,332)
   Net unrealized appreciation
     (depreciation) of investments .......           452         78,880         (1,588)       (90,481)        22,211         (8,897)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............        (2,804)         6,941         (4,862)       (24,264)        (6,506)        (8,714)
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 4):
         Contributions ...................         4,190         36,636          4,954         54,001          3,503         17,613
   Withdrawals ...........................        (5,906)        (5,591)        (5,228)       (17,112)       (92,695)        (1,640)
   Net Transfers .........................       (13,889)      (228,613)       (28,623)      (548,059)        (8,062)       (92,220)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................       (15,605)      (197,568)       (28,897)      (511,170)       (97,254)       (76,247)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................       (18,409)      (190,627)       (33,759)      (535,434)      (103,760)       (84,961)
NET ASSETS:
Beginning of  Year .......................        48,303        238,930         52,384        587,818        119,184        204,145
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of  Year .............................   $    29,894    $    48,303    $    18,625    $    52,384    $    15,424    $   119,184
                                             ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of a recent AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the year 2001. Data shown for any of the preceding four years (1997-2000) was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                          Investment Company Money Market Fund            Investment Company All America Fund
---------------------                      -----------------------------------------     -------------------------------------------
                                            2001      2000     1999     1998    1997       2001     2000     1999     1998     1997
                                           ------    -----    -----    -----   -----     -------   ------   -------  -------  ------
Unit value, beginning of year ..........   $ 2.22    $2.11    $2.03    $1.95   $1.87      $ 9.46   $10.05   $  8.09  $  6.76  $ 5.39
                                           ======    =====    =====    =====   =====     =======   ======   =======  =======  ======
Unit value, end of year ................   $ 2.28    $2.22    $2.11    $2.03   $1.95      $ 7.74   $ 9.46   $ 10.05  $  8.09  $ 6.76
                                           ======    =====    =====    =====   =====     =======   ======   =======  =======  ======
Units outstanding, beginning
  of year (1) ..........................      455                                          6,306
Units Issued (1) .......................      170                                          1,997
Units Redeemed (1) .....................     (262)                                        (5,382)
                                           ------                                        -------
Units outstanding, end of year .........      363      455    5,096    3,113   1,755       2,921    6,306   120,656  105,770  81,264
                                           ======    =====    =====    =====   =====     =======   ======   =======  =======  ======
Net Assets (1) .........................   $  829                                        $22,611
                                           ======                                        =======
Expense Ratio (A) (1) ..................    0.90%                                          0.90%
                                           ======                                        =======
Investment Income Ratio (B) (1) ........     4.7%                                           0.3%
                                           ======                                        =======
Total Return (C) (1) ...................     3.0%                                         -18.1%
                                           ======                                        =======

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                          Investment Company Equity Index Fund         Mid-Cap Equity Index Fund
---------------------                     ------------------------------------------      -------------------------
                                            2001     2000    1999     1998     1997        2001      2000     1999*
                                          -------   ------  -------  -------  ------      ------    -----     -----
Unit value, beginning of year ..........  $  3.07   $ 3.41  $  2.86  $  2.26  $ 1.72      $ 1.28    $1.11     $1.00
                                          =======   ======  =======  =======  ======      ======    =====     =====
Unit value, end of year ................  $  2.67   $ 3.07  $  3.41  $  2.86  $ 2.26      $ 1.25    $1.28     $1.11
                                          =======   ======  =======  =======  ======      ======    =====     =====
Units outstanding, beginning
  of year ..............................   17,036                                          1,880
Units Issued (1) .......................    7,648                                             89
Units Redeemed (1) .....................  (11,760)                                        (1,968)
                                          -------                                         ------
Units outstanding, end of year .........   12,924   17,036  205,553  140,499  71,579           1    1,880     9,513
                                          =======   ======  =======  =======  ======      ======    =====     =====
Net Assets (1) .........................  $34,560                                             $1
                                          =======                                         ======
Expense Ratio (A) (1) ..................    0.90%                                          0.90%
                                          =======                                         ======
Investment Income Ratio (B) (1) ........     3.1%                                           0.2%
                                          =======                                         ======
Total Return (C) (1) ...................   -13.0%                                          -2.0%
                                          =======                                         ======

----------
*     Commenced operation May 3, 1999.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                              Investment Company Bond Fund               Investment Company Short-Term Bond Fund
---------------------                      -----------------------------------------      ------------------------------------------
                                            2001      2000     1999     1998    1997       2001     2000      1999     1998    1997
                                           ------    -----    -----    -----   -----      ------    -----     -----    -----   -----
Unit value, beginning of year ..........   $ 3.31    $3.07   $ 3.17   $ 3.00  $ 2.75      $ 1.37    $1.28     $1.24    $1.19   $1.14
                                           ======    =====   ======   ======  ======      ======    =====     =====    =====   =====
Unit value, end of year ................   $ 3.57    $3.31   $ 3.07   $ 3.17  $ 3.00      $ 1.46    $1.37     $1.28    $1.24   $1.19
                                           ======    =====   ======   ======  ======      ======    =====     =====    =====   =====
Units outstanding, beginning
  of year (1) ..........................      786                                             74
Units Issued (1) .......................      524                                             49
Units Redeemed (1) .....................     (851)                                           (23)
                                           ------                                         ------
Units outstanding, end of year .........      459      786   11,766   12,551   7,204         100       74     2,603    2,422   1,530
                                           ======    =====   ======   ======  ======      ======    =====     =====    =====   =====
Net Assets (1) .........................   $1,637                                         $  146
                                           ======                                         ======
Expense Ratio (A) (1) ..................    0.90%                                          0.90%
                                           ======                                         ======
Investment Income Ratio (B) (1) ........     7.4%                                           5.7%
                                           ======                                         ======
Total Return (C) (1) ...................     7.8%                                           6.5%
                                           ======                                         ======

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                          Investment Company Mid-Term Bond Fund            Investment Company Composite Fund
---------------------                      -----------------------------------------     -------------------------------------------
                                            2001      2000    1999     1998    1997       2001       2000    1999     1998     1997
                                           ------    -----   ------   ------  ------     -------    -----   ------   ------   ------
Unit value, beginning of year ..........   $ 1.38    $1.32   $ 1.32   $1.26   $ 1.19     $  5.52    $5.61   $ 4.93   $ 4.36   $ 3.75
                                           ======    =====   ======   =====   ======     =======    =====   ======   ======   ======
Unit value, end of year ................   $ 1.51    $1.38   $ 1.32   $1.32   $ 1.26     $  4.87    $5.52   $ 5.61   $ 4.93   $ 4.36
                                           ======    =====   ======   =====   ======     =======    =====   ======   ======   ======
Units outstanding, beginning
  of year (1) ..........................       53                                          5,080
Units Issued (1) .......................      251                                          2,032
Units Redeemed (1) .....................     (247)                                        (3,085)
                                           ------                                        -------
Units outstanding, end of year .........       57       53    2,919    2,404   1,374       4,027    5,080   82,918  101,886   79,417
                                           ======    =====   ======   =====   ======     =======    =====   ======   ======   ======
Net Assets (1) .........................   $   86                                        $19,611
                                           ======                                        =======
Expense Ratio (A) (1) ..................    0.90%                                          0.90%
                                           ======                                        =======
Investment Income Ratio (B) (1) ........     3.7%                                           3.4%
                                           ======                                        =======
Total Return (C) (1) ...................     9.5%                                         -11.8%
                                           ======                                        =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                        Investment Company Aggressive Equity Fund                   Scudder Bond Fund
---------------------                     -------------------------------------------     ------------------------------------------
                                            2001    2000     1999     1998     1997        2001     2000      1999     1998    1997
                                          -------   ------  -------  -------  -------     ------   ------    ------   ------  ------
Unit value, beginning of year ..........  $  2.79   $ 2.85  $  2.02  $  2.15  $  1.80     $13.94   $12.73    $13.02   $12.37  $11.48
                                          =======   ======  =======  =======  =======     ======   ======    ======   ======  ======
Unit value, end of year ................  $  2.47   $ 2.79  $  2.85  $  2.02  $  2.15     $14.60   $13.94    $12.73   $13.02  $12.37
                                          =======   ======  =======  =======  =======     ======   ======    ======   ======  ======
Units outstanding, beginning
  of year (1) ..........................   19,792                                             60
Units Issued (1) .......................    4,525                                             21
Units Redeemed (1) .....................  (10,576)                                           (15)
                                          -------                                         ------
Units outstanding, end of year .........    13,741  19,792  174,367  147,405  103,218         66       60       623      534    340
                                          =======   ======  =======  =======  =======     ======   ======    ======   ======  ======
Net Assets (1) .........................  $ 33,972                                        $  964
                                          =======                                         ======
Expense Ratio (A) (1) ..................     0.90%                                         0.90%
                                          =======                                         ======
Investment Income Ratio (B) (1) ........      0.4%                                          3.9%
                                          =======                                         ======
Total Return (C) (1) ...................    -11.4%                                          4.8%
                                          =======                                         ======

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                               Scudder Capital Growth Fund                      Scudder International Fund
---------------------                     -------------------------------------------     ------------------------------------------
                                            2001     2000     1999     1998     1997       2001     2000      1999     1998    1997
                                          -------   ------   ------   ------   ------     ------   ------    ------   ------  ------
Unit value, beginning of year ..........  $ 42.97   $48.17   $36.07   $29.64   $22.11     $20.02   $25.83    $16.93   $14.46  $13.43
                                          =======   ======   ======   ======   ======     ======   ======    ======   ======  ======
Unit value, end of year ................  $ 34.34   $42.97   $48.17   $36.07   $29.64     $13.72   $20.02    $25.83   $16.93  $14.46
                                          =======   ======   ======   ======   ======     ======   ======    ======   ======  ======
Units outstanding, beginning
  of year (1) ..........................    1,534                                            723
Units Issued (1) .......................      502                                            369
Units Redeemed (1) .....................     (623)                                          (610)
                                          -------                                         ------
Units outstanding, end of year .........    1,413    1,534   20,809   17,547      970        482      723    11,828    9,321   7,377
                                          =======   ======   ======   ======   ======     ======   ======    ======   ======  ======
Net Assets (1) .........................  $48,508                                         $6,616
                                          =======                                         ======
Expense Ratio (A) (1) ..................    0.90%                                          0.90%
                                          =======                                         ======
Investment Income Ratio (B) (1) ........    13.1%                                          18.0%
                                          =======                                         ======
 Total Return (C) (1) ..................   -20.1%                                         -31.5%
                                          =======                                         ======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                      American Century VP Capital Appreciation Fund           Calvert Social Balanced Fund
---------------------                    ---------------------------------------------    ------------------------------------------
                                           2001      2000     1999     1998      1997      2001      2000     1999     1998     1997
                                         --------   ------   ------   ------   -------    ------    -----    ------   ------   -----
Unit value, beginning of year ..........  $ 18.82   $17.40   $10.69   $11.04    $11.53    $ 3.23    $3.37    $ 3.04   $ 2.65   $2.23
                                          =======   ======   ======   ======    ======    ======    =====    ======   ======   =====
Unit value, end of year ................  $ 13.44   $18.82   $17.40   $10.69    $11.04    $ 2.98    $3.23    $ 3.37   $ 3.04   $2.65
                                          =======   ======   ======   ======    ======    ======    =====    ======   ======   =====
Units outstanding, beginning
  of year (1) ..........................    1,337                                          4,634
Units Issued (1) .......................      640                                          1,403
Units Redeemed (1) .....................     (915)                                        (2,809)
                                          -------                                         ------
Units outstanding, end of year .........    1,062    1,337    9,062    8,874     7,282     3,228    4,634    20,588   15,253   9,760
                                          =======   ======   ======   ======    ======    ======    =====    ======   ======   =====
Net Assets (1) .........................  $14,268                                         $9,620
                                          =======                                         ======
Expense Ratio (A) (1) ..................    0.70%                                          0.90%
                                          =======                                         ======
Investment Income Ratio (B) (1) ........    31.6%                                           4.7%
                                          =======                                         ======
Total Return (C) (1) ...................   -28.6%                                          -7.8%
                                          =======                                         ======

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                            Fidelity VIP Equity-Income Fund                   Fidelity VIP II Contra Fund
---------------------                     -------------------------------------------    -------------------------------------------
                                            2001     2000     1999     1998     1997       2001     2000      1999     1998    1997
                                          -------   ------   ------   ------   ------    -------   ------    ------   ------  ------
Unit value, beginning of year             $ 34.61   $32.21   $30.65   $27.77   $21.93    $ 29.73   $32.13    $26.16   $20.36  $16.59
                                          =======   ======   ======   ======   ======    =======   ======    ======   ======  ======
Unit value, end of year                   $ 32.63   $34.61   $32.21   $30.65   $27.77    $ 25.88   $29.73    $32.13   $26.16  $20.36
                                          =======   ======   ======   ======   ======    =======   ======    ======   ======  ======
Units outstanding, beginning
  of year (1)                               1,396                                          1,762
Units Issued (1)                              292                                            647
Units Redeemed (1)                           (772)                                        (1,689)
                                          -------                                        -------
Units outstanding, end of year               916     1,396    7,417    7,236    5,533        720    1,762    18,296   14,471  11,560
                                          =======   ======   ======   ======   ======    =======   ======    ======   ======  ======
Net Assets (1)                            $29,894                                        $18,625
                                          =======                                        =======
Expense Ratio (A) (1)                       0.80%                                          0.80%
                                          =======                                        =======
Investment Income Ratio (B) (1)              7.7%                                           5.4%
                                          =======                                        =======
Total Return (C) (1)                        -5.7%                                         -12.9%
                                          =======                                        =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                                                                     Fidelity VIP II Asset Manager Fund
---------------------                                                          -----------------------------------------------------
                                                                                2001        2000        1999       1998        1997
                                                                               ------      ------      ------     ------      ------
 Unit value, beginning of year .............................................  $ 25.14      $26.40      $24.04     $21.14      $17.72
                                                                              =======      ======      ======     ======      ======
 Unit value, end of year ...................................................  $ 23.91      $25.14      $26.40     $24.04      $21.14
                                                                              =======      ======      ======     ======      ======
 Units outstanding, beginning of year (1) ..................................    4,742
 Units Issued (1) ..........................................................      225
 Units Redeemed (1) ........................................................   (4,322)
                                                                              -------
 Units outstanding, end of year ............................................     645        4,742       7,732      6,297       4,742
                                                                              =======      ======      ======     ======      ======
 Net Assets (1) ............................................................  $15,424
                                                                              =======
 Expense Ratio (A) (1) .....................................................    0.80%
                                                                              =======
 Investment Income Ratio (B) (1) ...........................................    12.2%
                                                                              =======
 Total Return (C) (1) ......................................................    -4.9%
                                                                              =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                         NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life Funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life Funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 3.

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance ("vul") policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, substantially all of American Life's original issue variable universal life business participating through American Life Separate Account No. 3 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a limited number of American Life's original issue variable universal life policies remain in force, the Company is no longer issuing new policies through American Life Separate Account No. 3.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the Unites States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. At such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 2001 are as follows:

                                                           Number of   Net Asset
                                                            Shares       Value
                                                           ---------   ---------
      Investment Company Funds:
         Money Market Fund: .............................       697      $1.19
         All America Fund ...............................    10,930       2.09
         Equity Index Fund ..............................    17,261       2.02
         Mid-Cap Equity Index Fund ......................         4       1.16
         Bond Fund ......................................     1,303       1.30
         Short-Term Bond Fund ...........................       140       1.03
         Mid-Term Bond Fund .............................        95        .91
         Composite Fund .................................    14,355       1.37
         Aggressive Equity Fund .........................    21,842       1.56
      Scudder Portfolios:
         Bond Portfolio .................................       136       6.89
         Capital Growth Portfolio-- Class "A" ...........     2,960      16.36
         International Portfolio-- Class "A" ............       835       8.05
      American Century VP Capital Appreciation Fund .....     1,910       7.50
      Calvert Social Balanced Portfolio .................     5,318       1.76
      Fidelity Portfolios:
         Equity-Income-- "Initial" Class ................     1,326      22.75
         Contrafund-- "Initial" Class ...................       926      20.13
         Asset Manager-- "Initial" Class ................     1,046      14.51

3.    EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4.    TRANSFER OF BUSINESS

      During 2000, the Company, upon obtaining approval from regulatory authorities and affected policyowners, transferred almost all its original issue variable universal life insurance ("VUL") policies to a former affiliate. Consequently, all of the related assets and obligations of these VUL policies were similarly transferred.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.    TRANSFER OF BUSINESS (Continued)

      Total transfers related to this activity amounted to $4.3 million and are included in Net Transfers on the Statements of Changes in Net Assets for each fund. The amounts transferred for each fund for the year ended December 31, 2000 was as follows:

      Investment Company Money Market Fund ........................   $    9,342
      Investment Company All America Fund .........................    1,094,007
      Investment Company Equity Index Fund ........................      551,785
      Investment Company Mid-Cap Equity Index Fund ................          933
      Investment Company Bond Fund ................................       26,237
      Investment Company Short-Term Bond Fund .....................        1,191
      Investment Company Mid-Term Bond Fund .......................        2,814
      Investment Company Composite Fund ...........................      357,426
      Investment Company Aggressive Equity Fund ...................      338,984
      Scudder Bond Fund ...........................................        3,650
      Scudder Capital Growth Fund .................................      862,704
      Scudder International Fund ..................................      196,641
      American Century VP Capital Appreciation Fund ...............      132,510
      Calvert Social Balanced Fund ................................       39,386
      Fidelity VIP Equity Income Fund .............................      172,891
      Fidelity VIP II Contra Fund .................................      472,548
      Fidelity VIP II Asset Manager Fund ..........................       42,426

      The Company is no longer issuing VUL policies through American Life Separate Account No. 3 and only a limited number of such policies remain in-force.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The American Life Insurance Company of New York:

      We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 3 as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 3 as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2002

                                                         THE AMERICAN LIFE
                                                         INSURANCE COMPANY
                                                         OF NEW YORK
                                                         P.O. BOX 4837
                                                         NEW YORK, NY 10185-0049